13. Warrants (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2019	Dec. 31, 2016
Gross proceeds from exercise of warrants		$ 3,866,573
Warrants issued	930,001
Fair value of warrants issued	$ 1,471,111
Warrant [Member]
Warrants outstanding	5,899,389	3,414,389	10,345,281	1,651,698
Reload Warrants [Member]
Warrants issued		799,991
Market Price Warrants [Member]
Warrants issued		371,699
Private Transaction [Member]
Gross proceeds from exercise of warrants		$ 3,866,573
Fair value of warrants issued		$ 1,402,174
Stock issued new, shares		1,171,689
Private Transaction [Member] | Chardan [Member]
Payment of stock issuance costs		$ 363,617
Private Transaction [Member] | New Warrants [Member] | Chardan [Member]
Warrants issued		115,000
Direct Offering [Member]
Warrants issued		1,647,691
Stock issued new, shares		1,647,691
Gross proceeds from sale of equity		$ 6,425,995
January 2018 Private Placement [Member]
Warrants issued	685,000